Other information about investments (Details 13)		12 Months Ended
		Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)
Disclosure of subsidiaries [line items]
Share capital		€ 4,005,000,000		€ 4,005,000,000
Outside Italy [Member] | Other significant investments Gas & Power [Member] | Subsidiaries One [Member]
Disclosure of subsidiaries [line items]
Company name		Angola LNG Supply Services Llc
Registered office		Wilmington (USA)
Country of operation		USA
Share capital | $			$ 19,278,782
Method used to account for investments in subsidiaries	[1]	Co.
Outside Italy [Member] | Other significant investments Gas & Power [Member] | Subsidiaries One [Member] | Eni USA Gas M. Llc [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Eni USA Gas M. Llc
% Ownership		13.60%
Outside Italy [Member] | Other significant investments Gas & Power [Member] | Subsidiaries One [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Third parties
% Ownership		86.40%
Outside Italy [Member] | Other significant investments Gas & Power [Member] | Subsidiaries Two [Member]
Disclosure of subsidiaries [line items]
Company name		Norsea Gas GmbH
Registered office		Emden (Germany)
Country of operation		Germany
Share capital		€ 1,533,875.64
Method used to account for investments in subsidiaries	[1]	Co.
Outside Italy [Member] | Other significant investments Gas & Power [Member] | Subsidiaries Two [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Third parties
% Ownership		86.96%
Outside Italy [Member] | Other significant investments Gas & Power [Member] | Subsidiaries Two [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Eni International BV
% Ownership		13.04%

[1]	Jointly controlled entity.